INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of December 31, 2020 and December 31, 2019:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Cost	$1,016	$1,265
Accumulated amortization	(34)	(55)
Accumulated impairment losses	—	(48)
Balance, end of year	$982	$1,162

The following table presents a roll forward of the partnership’s intangible assets December 31, 2020 and December 31, 2019:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Balance, beginning of year	$1,162	$1,179
Acquisitions	6	9
Amortization	(12)	(12)
Impairment losses	(18)	—
Foreign currency translation	30	36
Impact of deconsolidation due to loss of control and other(1)	(186)	(50)
Balance, end of year	$982	$1,162
(1)The prior year includes the impact of deconsolidation of BSREP III investments. See Note 3, Investment Properties for further information. The current year includes the impact of deconsolidation of Atlantis. See Note 8, Property, Plant And Equipment.